Summary Of Material Accounting Policies - Summary Of US Dollar Exchange Rates Used By The Group (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Material Accounting Policies [Abstract]
Average Rate	€ 1,119,900	€ 1,086,300.0000	€ 1,079,700.0000
Closing Rate	€ 1,175,000	€ 1,038,900.0000	€ 1,105,000